Selected Quarterly Financial Data - Unaudited (Tables)	12 Months Ended
Dec. 31, 2016
Selected Quarterly Financial Information [Abstract]
Schedule Of Quarterly Financial Information [Table Text Block]
COMPARATIVE STOCK DATA (UNAUDITED)

	2016			2015
(common stock)	High	Low	Dividend	High	Low	Dividend
First quarter	$100.25	$84.66	$0.64	$124.11	$111.52	$0.64
Second quarter	$105.89	$97.21	$0.66	$119.14	$110.93	$0.64
Third quarter	$109.69	$100.10	$0.66	$111.58	$86.82	$0.64
Fourth quarter	$110.98	$98.67	$0.66	$100.80	$88.36	$0.64
SELECTED QUARTERLY FINANCIAL DATA (UNAUDITED)

	2016 Quarters				2015 Quarters
(dollars in millions, except per share amounts)	First	Second	Third	Fourth	First	Second	Third	Fourth
Net Sales	$13,357	$14,874	$14,354	$14,659	$13,320	$14,690	$13,788	$14,300
Gross margin	3,703	4,133	4,012	3,936	3,814	4,218	3,988	3,647
Net income attributable to common shareowners	1,183	1,379	1,480	1,013	1,426	1,542	1,362	3,278
Earnings per share of Common Stock:
Basic - net income	$1.43	$1.67	$1.80	$1.26	$1.60	$1.76	$1.55	$3.86
Diluted - net income	$1.42	$1.65	$1.78	$1.25	$1.58	$1.73	$1.54	$3.86